Leases - Schedule of Maturities Lease Liabilities (Details)	Dec. 31, 2024 USD ($)
Schedule of Maturities Lease Liabilities [Abstract]
2025	$ 37,201
2026	736
Total lease payments	37,937
Less: imputed interest	(1,014)
Total	$ 36,923